Capital disclosures and net debt - Disclosure of the net debt ratio (Details) $ in Millions	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)		Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about hedges [line items]
Finance debt	$ 72,664		$ 67,724
Less: fair value asset (liability) of hedges related to finance debta	2,612		(190)
Debt, net of hedging instruments	70,052		67,914
Less: cash and cash equivalents	31,111		22,472		$ 22,468		$ 25,575
Net debt	38,941		45,442
Equity	$ 85,568	[1]	$ 100,708	[1]	$ 101,548	[1]		$ 100,404
Gearing	0.313		0.311
Debt Hedges | Derivatives
Disclosure of detailed information about hedges [line items]
Financial liabilities at fair value through profit or loss	$ 236		$ 601

[1]	See Note 32 for further information.